OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
Schedule of other current and non-current financial assets

	Balance
	Current		Non-current
Other financial assets	12.31.2020	12.31.2019	12.31.2020	12.31.2019
	ThCh$	ThCh$	ThCh$	ThCh$
Financial assets measured at amortized cost (1)	140,304,853	30,073	1,216,865	1,216,865
Financial assets at fair value (2)	—	317,205	150,983,295	98,918,457
Other financial assets measured at amortized cost (3)	—	—	9,813,118	10,648,989
Total	140,304,853	347,278	162,013,278	110,784,311
(1)

Financial instrument that does not meet the definition of cash equivalents as defined in Note 2.13. CLP 139,449,883 of these financial assets correspond to short-term realizable instruments, managed by third parties.

(2)	Market value of hedging instruments. See details in Note 22.
(3)

Correspond to the rights in the Argentinean company Alimentos de Soya S.A., manufacturing company of “AdeS” products and its distribution rights, which are framed in the purchase of the "AdeS" brand managed by The Coca-Cola Company at the end of 2016.